Financial Instruments (Schedule of Composition of Derivatives) (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	€ 121	€ 479
Derivatives presented under non-current liabilities	(4,312)	(2,327)
Forward contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current liabilities	(2,650)	(48)
Currency swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current liabilities	(1,244)
Swap contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	(121)	(479)
Derivatives presented under non-current liabilities	€ (418)	€ (2,279)